Related Party Transaction and Balance - Schedule of Balance with Related Parties (Details) - USD ($)		Sep. 30, 2024	Mar. 31, 2024
Tse Tim [Member]
Related Party Transaction [Line Items]
Receivables from customers	[1]		$ 3,740
Payables to customers	[2]	527,804	390,382
Oriental Moon Tree Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related party	[3]	3,923	3,895
Chan Sze Ho [Member]
Related Party Transaction [Line Items]
Payables to customers	[2]	2,746
Cheung Yuk Shan [Member]
Related Party Transaction [Line Items]
Payables to customers	[2]	65,180	63,845
Fong Wai Lok, Raymond [Member]
Related Party Transaction [Line Items]
Payables to customers	[2]	37
Lau Kam Yan, Karen [Member]
Related Party Transaction [Line Items]
Payables to customers	[2]	42,650	41,727
Wu Hin Lun [Member]
Related Party Transaction [Line Items]
Payables to customers	[2]	1,035	57,748
Zhu Jian Guo [Member]
Related Party Transaction [Line Items]
Payables to customers	[2]		2,872
Zhu Yun [Member]
Related Party Transaction [Line Items]
Payables to customers	[2]	262	78,675
Related Party [Member]
Related Party Transaction [Line Items]
Receivables from customers	[4]		3,740
Amounts due from related party		3,923	3,895
Payables to customers		$ 639,714	$ 635,249

[1]	The balances as of March 31, 2024 represented amounts overdue on brokerage transactions which passed the settlement dates. The balances were fully settled subsequently.
[2]	The balances as of September 30, 2024 and March 31, 2024 represented cash deposits received from the related parties and payables arising from unsettled trades on trade-date basis.
[3]	The balance as of September 30, 2024 and March 31, 2024 represented advance to shareholders for operational purpose, before allowance for expected credit losses. The balance was unsecured, non-interest bearing and repayable on demand. As of the date of these unaudited condensed consolidated financial statements, the balance was fully settled subsequently.
[4]	According to the contracts entered into between the Group and its customers, the Group shall charge its customers on amounts due on brokerage transactions which are not yet duly settled on settlement dates, an interest at Hong Kong Prime Lending Rate plus 8% per annum. Further according to the terms set out in the contracts, the Group is entitled to liquidate the security positions it holds on behalf of the particular customers in order to recover the receivable balances in cases of default. As of September 30, 2024 and March 31, 2024, the Group maintained a weighted average Loan-To-Value ratio of 0.95% and 0.23% against these balances, respectively.